Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses	$ 64,794	$ 65,301	$ 129,666
SHAPEWAYS, INC
Deferred offering costs	2,015,000
Prepaid expenses	984,000	646,000	507,000
Security deposits	259,000	259,000
VAT receivable	913,000	975,000	1,214,000
Prepaid taxes		29,000	231,000
Interest receivable	1,000	1,000	1,000
Total	$ 4,172,000	$ 1,910,000	$ 1,953,000